Stockholder's Deficit - Schedule of Weighted-average Assumptions Used in Black-Scholes Valuation Method (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Risk-free interest rate	1.60%	1.17%
Expected term (in years)	7 years 2 months 30 days	3 years 4 months 17 days
Expected dividend yield	0.00%	0.00%
Expected volatility	75.00%	75.00%
Warrant [Member]
Risk-free interest rate	1.50%	1.03%
Expected term (in years)	3 years	3 years
Expected dividend yield	0.00%	0.00%
Expected volatility	75.00%	75.00%
Fair value of common stock	$ 4.38	$ 5.04